Commitments, Guarantees and Pledged Assets - Summary of Asset Pledging Amounts and Related Activities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	$ 156,079	$ 144,918
Financial assets pledged as collateral for securities borrowing and lending [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	47,894	46,086
Financial assets pledged as collateral for obligations related to securities sold under repurchase agreements [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	31,058	27,568
Financial assets pledged as collateral for obligations related to securities sold short [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	13,782	13,707
Financial assets pledged as collateral for securitizations [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	22,893	23,292
Financial assets pledged as collateral for covered bonds [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	21,544	18,805
Financial assets pledged as collateral for derivatives [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	11,680	9,084
Financial assets pledged as collateral for foreign governments and central banks [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	686	555
Financial assets pledged as collateral for clearing systems, payment systems, and depositories [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	5,867	4,333
Financial assets pledged as collateral for liabilities, other [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	$ 675	$ 1,488